UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS	Jun. 30, 2019 CNY (¥)		Jun. 30, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,103,479,913		$ 306,406,397	¥ 2,186,288,246
Short-term investments	184,088,800		26,815,557	115,436,080
Accounts receivable, net	410,329,309		59,771,203	203,984,074
Amount due from related parties	104,097,946	[1],[2]	15,163,576
Prepayments and other current assets	142,508,846		20,758,754	120,365,506
Total current assets	2,944,504,814		428,915,487	2,626,073,906
Non-current assets:
Property and equipment, net	18,799,411		2,738,443	13,929,542
Right-of-use asset, net	64,171,819		9,347,679
Intangible assets	92,333,723		13,449,923	94,527,598
Goodwill	7,268,330		1,058,752	7,268,330
Long-term investments	32,498,800		4,733,984
Other non-current assets	27,614,520		4,022,507	10,672,141
Total non-current assets	242,686,603		35,351,288	126,397,611
Total assets	3,187,191,417		464,266,775	2,752,471,517
Current liabilities (including current liabilities of the consolidated variable interest entity ("VIEs") and its subsidiaries without recourse to the Company amounting to RMB1,652,254,389 and RMB2,769,079,393, as of December 31, 2018 and June 30, 2019, respectively):
Accounts payable (including accounts payable of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of RMB73,087,671 and RMB238,068,415 as of December 31, 2018 and June 30, 2019, respectively)	255,180,417		37,171,219	131,249,219
Amount due to a related party (including amount due to a related party of the consolidated variable interest entity ("VIE") and VIE's subsidiaries without recourse to the Company of nil as of June 30, 2019)	6,841,157	[3],[4]	996,527
Registered users' loyalty payable (including registered users' loyalty payable of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of RMB249,881,449 and RMB172,120,365 as of December 31, 2018 and June 30, 2019, respectively)	178,912,204		26,061,501	256,661,934
Advance from advertising customers (including advance from advertising customers of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of RMB152,181,358 and RMB164,606,216 as of December 31, 2018 and June 30, 2019, respectively)	166,090,687		24,193,836	155,099,317
Salary and welfare payable (including salary and welfare payable of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of RMB41,665,582 and RMB72,032,140 as of December 31, 2018 and June 30, 2019, respectively)	73,901,862		10,765,020	43,422,202
Tax payable (including tax payable of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of RMB100,757,561 and RMB91,918,811 as of December 31, 2018 and June 30, 2019, respectively)	92,118,427		13,418,562	101,286,721
Lease liabilities, current (including Lease liabilities, current of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of nil and RMB24,935,349 as of December 31, 2018 and June 30, 2019, respectively)	32,117,473		4,678,437
Accrued liabilities related to users' loyalty programs (including Accrued liabilities related to users' loyalty program of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of RMB44,133,812 and RMB46,255,061 as of December 31, 2018 and June 30, 2019, respectively)	46,255,061		6,737,809	44,133,812
Accrued liabilities and other current liabilities (including Accrued liabilities and other current liabilities of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of RMB360,711,336 and RMB461,629,127 as of December 31, 2018 and June 30, 2019, respectively)	478,383,268		69,684,380	379,130,559
Total current liabilities	1,329,800,556		193,707,291	1,110,983,764
Non-current liabilities:
Other non-current liabilities	8,419,246		1,226,401	9,686,219
Lease liabilities, non-current	26,586,966		3,872,828
Deferred tax liabilities	22,430,277		3,267,338	23,631,899
Convertible loan	1,183,152,486		172,345,592
Non-current liabilities	1,240,588,975		180,712,159	33,318,118
Total liabilities	2,570,389,531		374,419,450	1,144,301,882
Commitments and contingencies
Mezzanine equity:
Redeemable non-controlling interests	130,481,205		19,006,731	96,936,855
Total mezzanine equity	130,481,205		19,006,731	96,936,855
Shareholders' equity:
Additional paid-in capital	4,031,844,904		587,304,429	3,684,130,058
Treasury stock (US$0.0001 par value; 9,500,000 and 8,955,425 shares as of December 31, 2018 and June 30, 2019, respectively)	(102,630,674)		(14,949,843)
Accumulated other comprehensive loss	(31,637,042)		(4,608,455)	(16,428,875)
Accumulated deficit	(3,407,814,586)		(496,404,164)	(2,153,235,425)
Total Qutoutiao Inc. shareholders' equity	489,805,743		71,348,251	1,514,507,305
Non-controlling interests	(3,485,062)		(507,657)	(3,274,525)
Total shareholders' equity	486,320,681		70,840,594	1,511,232,780
Total liabilities, mezzanine equity and shareholders' equity	3,187,191,417		464,266,775	2,752,471,517
Class A Ordinary Shares
Shareholders' equity:
Ordinary shares	18,750		2,731	16,292
Class B Ordinary Shares
Shareholders' equity:
Ordinary shares	¥ 24,391		$ 3,553	¥ 25,255

[1]	For the six months ended June 30, 2018, the Group charged advertising and marketing service of RMB1.2 million to a company in which the founder of the Company was a member of key management (the founder was no longer a member of management of that company after September 2018). For the six months ended June 30, 2019, a total of RMB144.5 million of advertising and marketing services was provided to companies under common control of the founder, which includes integrated marketing solution services.
[2]	The Group provided agent and platform services between the advertising customers and a company in which the founder of the Company was a member of key management by facilitating the advertising customers to display their advertisements. The founder was no longer a member of management of that company as of December 31, 2018.
[3]	For the six months ended June 30, 2018, the Group entered into a cooperation agreement with Series B1 shareholder to promote the Company’s mobile application, and the cooperation agreement requires the Company to prepay a total service fee of RMB31.5 million which will be recognized as expense over 3 years. Total service fee recognized as expense amounted to RMB5.5 million. After the IPO in September 2018, the Series B1 shareholder has no right to nominate the board member of the Company and has only 1.5% voting power of the Company and no ability to exercise significant influence. As a result, the Series B1 shareholder was no longer a related party of the Company after September 2018. For the six months ended June 30, 2019, the service fee charged from related parties represented the expense charged from a different company under common control of the founder which provided the Group with advertising and marketing service.
[4]	For the six months ended June 30, 2019, the Group entered into a CPM (cost per impression) arrangement with a media platform under the common control of the founder to for the Group’s customers’ advertisement placement. The total service fee charged from related parties amounted to RMB14.8 million for the six months ended June 30, 2019.